Financial Highlights	12 Months Ended
Dec. 31, 2015
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Financial Highlights
8.	Financial Highlights

Financial highlights for the limited partner class as a whole for the years ended December 31, 2015, 2014 and 2013 are as follows:

Spectrum Currency

	2015	2014	2013

Net realized and unrealized gains (losses)	$2.16	$1.63	$0.35
Net investment loss	(0.73)	(0.53)	(0.53)

Increase (decrease) for the year	1.43	1.10	(0.18)
Net asset value per Unit, beginning of year	8.49	7.39	7.57

Net asset value per Unit, end of year	$9.92	$8.49	$7.39

Ratios to average net assets:
Net investment loss *	(8.0)%	(7.0)%	(7.2)%

Operating expenses before incentive fees	5.1%	5.4%	6.4%
Incentive fees	2.9	1.6	0.8

Operating expenses after incentive fees	8.0%	7.0%	7.2%

Total return:
Total return before incentive fees	19.9%	16.6%	(1.6)%
Incentive fees	(3.1)	(1.7)	(0.8)

Total return after incentive fees	16.8%	14.9%	(2.4)%

*	Interest income less total expenses.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average net assets of Spectrum Currency and includes income and expenses allocated from its investments in Cambridge Master Fund and KR Master Fund, as applicable.

Spectrum Select

	2015	2014	2013

Net realized and unrealized gains (losses)	$(0.51)	$5.34	$0.88
Net investment loss	(1.74)	(1.64)	(2.16)

Increase (decrease) for the year	(2.25)	3.70	(1.28)
Net asset value per Unit, beginning of year	30.18	26.48	27.76

Net asset value per Unit, end of year	$27.93	$30.18	$26.48

Ratios to average net assets:
Net investment loss *	(5.8)%	(6.3)%	(7.9)%

Operating expenses before incentive fees	5.8%	6.3%	8.0%
Incentive fees	-	-	-

Operating expenses after incentive fees	5.8%	6.3%	8.0%

Total return:
Total return before incentive fees	(7.5)%	14.0%	(4.6)%
Incentive fees	-	-	-

Total return after incentive fees	(7.5) %	14.0%	(4.6)%

*	Interest income less total expenses.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average net assets.

Spectrum Strategic

	2015	2014	2013

Net realized and unrealized gains (losses)	$(1.51)	$0.77	$0.62
Net investment loss	(0.57)	(0.79)	(1.23)

Increase (decrease) for the year	(2.08)	(0.02)	(0.61)
Net asset value per Unit, beginning of year	13.62	13.64	14.25

Net asset value per Unit, end of year	$11.54	$13.62	$13.64

Ratios to average net assets:
Net investment loss *	(4.7)%	(5.5)%	(8.9)%

Operating expenses before incentive fees	4.7%	5.4%	9.0%
Incentive fees	-	0.1	-

Operating expenses after incentive fees	4.7%	5.5%	9.0%

Total return:
Total return before incentive fees	(15.3)%	0.0%	(4.3)%
Incentive fees	-	(0.1)	-

Total return after incentive fees	(15.3)%	(0.1)%	(4.3)%

*	Interest income less total expenses.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average net assets of Spectrum Strategic and does not include income and expenses related to its investment in the Funds.

Spectrum Technical

	2015	2014	2013

Net realized and unrealized gains (losses)	$1.13	$3.61	$1.07
Net investment loss	(1.25)	(1.09)	(1.23)

Increase (decrease) for the year	(0.12)	2.52	(0.16)
Net asset value per Unit, beginning of year	19.07	16.55	16.71

Net asset value per Unit, end of year	$18.95	$19.07	$16.55

Ratios to average net assets:
Net investment loss *	(6.5)%	(6.6)%	(7.5)%

Operating expenses before incentive fees	5.6%	5.9%	7.5%
Incentive fees	0.9	0.7	-

Operating expenses after incentive fees	6.5%	6.6%	7.5%

Total return:
Total return before incentive fees	0.3%	15.9%	(1.0)%
Incentive fees	(0.9)	(0.7)	-

Total return after incentive fees	(0.6)%	15.2%	(1.0)%

*	Interest income less total expenses.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average net assets of Spectrum Technical and includes income and expenses allocated from its investments in SECOR Master Fund and Blackwater Master Fund, as applicable.